Commitments and contingencies (Details) $ in Thousands	Sep. 30, 2018 USD ($)
Lease commitments, total	$ 471
Lease commitments, less than 1 year	111
Lease commitments, 1-3 Years	351
Lease commitments, 3- 5 years	9
Lease commitments, More than 5 years	$ 0